Right-of-use assets and lease liabilities - Lease term depreciation (Details)	12 Months Ended
Jun. 30, 2024
Vehicles
Leases [Line Items]
Lease, right-of-use asset, useful life	3 years 6 months
Buildings
Leases [Line Items]
Lease, right-of-use asset, useful life	5 years 3 months 18 days
Machines and equipment
Leases [Line Items]
Lease, right-of-use asset, useful life	3 years